Indebtedness (Components Of Long-Term Debt) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term debt	$ 8,123	$ 8,220
Less current maturities	1,388	1,518
Long-term debt, less current maturities	6,735	6,702
Secured Variable And Fixed Rate Indebtedness Due Through 2023 [Member]
Debt Instrument [Line Items]
Long-term debt	3,297	2,952
Effective interest rate percentage - minimum	1.00%
Effective interest rate percentage - maximum	13.00%
Debt Instrument, Maturity Date Range, End	2023
Enhanced Equipment Trust Certificates Due Through 2021 [Member]
Debt Instrument [Line Items]
Long-term debt	1,741	1,942
Percentage of debt instrument interest rate - minimum	5.10%
Percentage of debt instrument interest rate - maximum	10.375%
Debt Instrument, Maturity Date Range, End	2021
6.00% - 8.50% Special Facility Revenue Bonds Due Through 2036 [Member]
Debt Instrument [Line Items]
Long-term debt	1,313	1,436
Percentage of debt instrument interest rate - minimum	6.00%
Percentage of debt instrument interest rate - maximum	8.50%
Debt Instrument, Maturity Date Range, End	2036
7.50% Senior Secured Notes Due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt	1,000	1,000
Debt Instrument, Maturity Date Range, End	2016
Percentage of debt instrument, interest rate	7.50%
AAdvantage Miles Advance Purchase [Member]
Debt Instrument [Line Items]
Long-term debt	772	890
Effective interest rate percentage	8.30%
Debt instrument discount, net	53
6.25% Senior Convertible Notes Due 2014 [Member]
Debt Instrument [Line Items]
Long-term debt	0	0
Debt Instrument, Maturity Date Range, End	2014
Percentage of debt instrument, interest rate	6.25%	6.25%
9.00% - 10.20% Debentures Due Through 2021 [Member]
Debt Instrument [Line Items]
Long-term debt	0	0
Percentage of debt instrument interest rate - minimum	9.00%
Percentage of debt instrument interest rate - maximum	10.20%
Debt Instrument, Maturity Date Range, End	2021
7.88% - 10.55% Notes Due Through 2039 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 0	$ 0
Percentage of debt instrument interest rate - minimum	7.88%
Percentage of debt instrument interest rate - maximum	10.55%
Debt Instrument, Maturity Date Range, End	2039